Annual Fund Operating Expenses	Feb. 27, 2026
LeaderShares(R) AlphaFactor(R) Tactical Focused ETF | LeaderShares(R) AlphaFactor(R) Tactical Focused ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.99%
LeaderSharesTM AlphaFactor(R) US Core Equity ETF | LeaderSharesTM AlphaFactor(R) US Core Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%
LeaderShares(R) Dynamic Yield ETF | LeaderShares(R) Dynamic Yield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.75%

[1]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses such as litigation to which a Fund may be a party and indemnification of the Trustees and officers with respect thereto) in return for a “unitary fee.”
[2]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses such as litigation to which a Fund may be a party and indemnification of the Trustees and officers with respect thereto) in return for a “unitary fee.”
[3]	The Fund’s adviser provides investment advisory service, and pays most of the Fund’s operating expenses (except all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses such as litigation to which a Fund may be a party and indemnification of the Trustees and officers with respect thereto) in return for a “unitary fee.”